Leases (Details 2) $ in Thousands	Dec. 31, 2021 USD ($)
Leases [Abstract]
2022	$ 2,549
2023	2,896
2024	2,632
2025	2,644
2026	2,656
Thereafter	11,049
Total operating lease payments	24,426
Less: imputed interest	3,105
Total	$ 21,321